Summary of Significant Accounting Policies (Details) - Schedule of Activity for the Subscription Agreement Liability - Subscription Agreement Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 864,000
Fair value upon issuance		729,900
Change in fair value	(226,400)	134,100
Balance at ending	$ 637,600	$ 864,000